Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,069	$ 893
Provision for credit losses
Originations	3	4
Maturities	(9)	(8)
Changes in risk, parameters and exposures	189	140
Write-offs	(259)	(142)
Recoveries	109	40
Exchange rate and other	(1)	(1)
Balance at end of period	1,101	926
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	203	177
Provision for credit losses
Transfers to Stage 1	137	164
Transfers to Stage 2	(28)	(20)
Transfers to Stage 3	(1)
Originations	3	4
Maturities	(1)	(1)
Changes in risk, parameters and exposures	(125)	(139)
Exchange rate and other		(1)
Balance at end of period	188	184
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	866	716
Provision for credit losses
Transfers to Stage 1	(137)	(164)
Transfers to Stage 2	28	20
Transfers to Stage 3	(108)	(94)
Maturities	(8)	(7)
Changes in risk, parameters and exposures	272	271
Balance at end of period	913	742
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	109	94
Changes in risk, parameters and exposures	42	8
Write-offs	(259)	(142)
Recoveries	109	$ 40
Exchange rate and other	$ (1)